Expenses by nature	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Expenses by nature
29.
Expenses by nature

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Raw materials and supplies used	4,708,493	5,518,145	4,512,527
Employee benefit expenses	6,010,227	6,757,888	6,466,303
Depreciation expenses	4,175,519	4,634,112	4,751,902
Others	4,686,218	5,053,088	4,699,586
	19,580,457	21,963,233	20,430,318